13FCON P 8/14/02

NON-PUBLIC

~~E13~~ 13F

RECD S.E.C.

AUG 1 6 2001

073

01074973

Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment (   ); Amendment Number: _____
This Amendment (Check only one.): (   ) is a restatement
(   ) adds new holdings entries
Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

Form 13F File Number: 28-2205

The institutional investment manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is au thorized
to submit it, that all information contained herein is true, correct a nd
complete, and that it is understood that all required items, statement s,
schdeules, lists, and tables, are considered integral parts of this fo rm.

Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene Rosati
Title: Vice President
Phone: 212-325-4492

PROCESSED
DEC 23 2003
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

Eugene Rosati   New York, New York   August 15, 2001
(Signature) Eugene Rosati   (City, State)   (Date)

Report Type (Check only one.):

(X) 13F HOLDING REPORT. (Check here if all holdings of this reporti ng
manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this rep
ort,
and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holding
s for
this reporting manager are reported in this report and a portion are r
eported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-	
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3.	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATION**
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 3691

Form 13F Information Table Value Total: $ 17,936,497 (thousands)

Information requested to be treated confidentially has been filed sepa
rately.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) o
f
all institutional investment managers with respect to which this repo
rt is
filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-	

	Form 13F File Number	Name
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*

	Form 13F File Number	Name
3.	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATIO N**

	Form 13F File Number	Name
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

CONFIDENTIAL PROPRIETARY POSITIONS

FORM 13F

(SEC USE ONLY)

PAGE 1 OF 340

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion (a) sole	Item 6: (b) Shared-as defined in Instr.V	Item 6: (c) Shared-other	Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
1	AMERICAN GENERAL CORP	COM	026351106	$ 139,350,000	3,000,000		X		3	X		
2	AMERICAN TOWER CORP	NT CV 6.25%09	029912AB8	$ 55,729,000	52,156,000		X		3			X
3	AT RD INC	COM	04648K105	$ 628,000	292,000		X		3	X		
4	BANCWEST CORP NEW	COM	059790105	$ 705,000	20,500		X		3	X		
5	CONOCO INC	CL A	208251306	$ 28,000	1,000		X		3	X		
6	CYPRESS SEMICONDUCTOR CORP	SUB NT CV 4%05	232806AE9	$ 30,795,000	33,477,000		X		3			X
7	EMCORE CORP	SB NT CV 144A 06	290846AA2	$ 28,446,000	30,742,000		X		3			X
8	GENERAL ELEC CO	COM	369604103	$ 5,000	100		X		3	X		
9	GENZYME CORP	SB DEB CV 144A21	372917AJ3	$ 69,808,000	64,250,000		X		3			X
10	GOLDEN ST BANCORP INC	COM	381197102	$ 40,785,000	1,324,200		X		3	X		
11	GULF CDA RES LTD	ORD	40218L305	$ 40,500,000	5,000,000		X		3	X		
	COLUMN TOTALS			$ 406,779,000								

CONFIDENTIAL PROPRIETARY POSITIONS **FORM 13F**

(SEC USE ONLY)

PAGE 2 OF 340 Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other		(a) Sole	(b) Shared	(c) None
12	HONEYWELL INTL INC	COM	438516106	$ 3,000	100		X		3	X		
13	IMPROVENET INC	COM	45321E106	$ 135,000	385,600		X		3	X		
14	INTERMEDIA COMMUNICATIONS INC	COM	458801107	$ 6,007,000	410,000		X		3	X		
15	INVERNESS MED TECHNOLOGY INC	COM	461268104	$ 18,500,000	500,000		X		3	X		
16	KRAFT FOODS INC	CL A	50075N104	$ 22,504,000	762,850		X		3	X		
17	MINIMED INC	COM	60365K108	$ 35,475,000	750,000		X		3	X		
18	PEREGRINE SYSTEMS INC	COM	71366Q101	$ 13,030,000	453,200		X		3	X		
19	SAUER-DANFOSS INC	COM	804137107	$ 839,000	167,713		X		3	X		
20	SPIEKER PPTYS INC	COM	848497103	$ 3,573,000	59,600		X		3	X		
21	STRUCTURAL DYNAMICS RESH CORP	COM	863555108	$ 9,800,000	400,000		X		3	X		
22	TOSCO CORP	COM NEW	891490302	$ 121,393,000	2,755,800		X		3	X		
	COLUMN TOTALS			$ 231,259,000								

(SEC USE ONLY)

CONFIDENTIAL PROPRIETARY POSITIONS

FORM 13F

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other		(a) Sole	(b) Shared	(c) None
23	ULTRAMAR DIAMOND SHAMROCK CORP	COM	904000106	$ 898,000	19,000		X		3	X		
24	WILLAMETTE INDS INC	COM	969133107	$ 109,890,000	2,220,000		X		3	X		
25	XM SATELLITE RADIO HLDGS INC	PFD CV B 8.25%	983759200	$ 10,166,000	353,121		X		3	X		
	COLUMN TOTALS AGGREGATE TOTALS			$ 120,954,000 $ 758,992,000								